Loss Per Share (Details) - Schedule of Loss Per Share - Common Stock [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to ABVC’s common stockholders (in Dollars)	$ (3,932,976)	$ (1,823,695)	$ (10,856,656)	$ (16,423,239)
Denominator:
Weighted-average shares outstanding - Basic	9,736,150	3,307,577	4,335,650	3,166,460
Stock options
Weighted-average shares outstanding - Diluted	9,736,150	3,307,577	4,335,650	3,166,460
Loss per share
-Basic (in Dollars per share)	$ (0.4)	$ (0.55)	$ (2.43)	$ (5.19)
-Diluted (in Dollars per share)	$ (0.4)	$ (0.55)	$ (2.43)	$ (5.19)